RISK MANAGEMENT (Details 23) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non Life [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	R$ (59,208)	R$ (56,151)
Net of reinsurance	(58,954)	(55,887)
Life [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	(40,389)	(38,389)
Net of reinsurance	(40,143)	(38,185)
Health And Dental [Member]
IfrsStatementLineItems [Line Items]
Gross of reinsurance	(248,572)	(226,001)
Net of reinsurance	R$ (248,572)	R$ (226,001)